Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of effective income tax rate
	For the Year Ended	For the Year Ended	For the Year Ended
	December 31, 2020	December 31, 2019	December 31, 2018
Hong Kong statutory income tax rate	16.5%	16.5%	16.5%
Valuation allowance recognized with respect to the loss in the Hong Kong companies	(16.5)%	(16.5)%	(16.5)%
PRC statutory income tax rate	25.0%	25.0%	25.0%
Effect of income tax exemptions and reliefs	(20.0)%	(20.0)%	(20.0)%
Valuation allowance recognized with respect to the loss in the PRC companies	(5.0)%	(5.0)%	(5.0)%
US corporate tax rate	21.0%	21.0%	21.0%
Valuation allowance recognized with respect to the loss in the US companies	(21.0)%	(21.0)%	(21.0)%
Total	0.0%	0.0%	0.0%

Schedule of deferred income tax assets
	December 31, 2020	December 31, 2019	December 31, 2018
Deferred Tax Assets:
Net operating losses carry forward	$7,811,321	$6,034,026	$3,686,219
Gross deferred tax assets	645,345	526,519	389,316
Less: valuation allowance	(645,345)	(526,519)	(389,316)
Net deferred tax assets	$-	$-	$-